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                          OVERLAND EXPRESS FUNDS, INC.

               NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

                       SUPPLEMENT DATED FEBRUARY 3, 1997
                     TO THE PROSPECTUS DATED APRIL 1, 1996
                      AS SUPPLEMENTED ON NOVEMBER 12, 1996

     The Prospectus for the National Tax-Free Institutional Money Market Fund is hereby amended and supplemented as follows:

             The net asset value for shares of the above-referenced Fund is calculated as of 9:00 a.m. and 1:00 p.m. (Pacific time). The Fund will no longer calculate net asset value at 12:00 noon (Pacific time).

                                                                  (92 SUPP 2/97)
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                          OVERLAND EXPRESS FUNDS, INC.

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                               MONEY MARKET FUND
                        U.S. TREASURY MONEY MARKET FUND

                       SUPPLEMENT DATED FEBRUARY 3, 1997
           TO THE PROSPECTUS FOR THE CLASS A SHARES DATED MAY 1, 1996
    AND THE PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES DATED MAY 1, 1996
                   EACH AS SUPPLEMENTED ON NOVEMBER 12, 1996

     The Prospectus for each of the above-referenced Funds is hereby amended and supplemented as follows:

             The net asset value for shares of the California Tax-Free Money Market Fund is calculated as of 12:00 noon and 4:00 p.m. (New York time). The net asset value for shares of the Money Market and U.S. Treasury Money Market Funds is calculated as of 3:00 p.m. and 4:00 p.m. (New York time). For the Money Market and U.S. Treasury Money Market Funds, all references to "12:00 noon" under "Determination of Net Asset Value," "Purchase of Shares," "Exchange Privileges," "Redemption of Shares" and "Dividends and Distributions" in each Prospectus should be read as "3:00 p.m."

             On any day the trading markets for both U.S. government securities and money market instruments close early, the Money Market and U.S. Treasury Money Market Funds may close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off times for each such Fund may be earlier than 3:00 p.m. (New York time).

             The investment policies of the U.S. Treasury Money Market Fund have been modified to permit investments in repurchase agreements fully collateralized by U.S. Treasury securities. A repurchase agreement involves a transaction in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price.

                                                         (MMP SUPP 2/97)